Subsequent Events, Dividend Payment to the Series B and Series C Preferred Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands		10 Months Ended	12 Months Ended
	Mar. 15, 2023	Dec. 15, 2022	Dec. 31, 2022
Dividend Payment to the Series B and Series C Preferred Stockholders [Abstract]
Payment of dividends on preferred shares			$ 941
Series B Preferred Shares [Member]
Dividend Payment to the Series B and Series C Preferred Stockholders [Abstract]
Payment of dividends on preferred shares			530
Series B Preferred Shares [Member] | Mango [Member]
Dividend Payment to the Series B and Series C Preferred Stockholders [Abstract]
Payment of dividends on preferred shares		$ 411	$ 411
Dividends paid per share (in dollars per share)			$ 0.875
Series C Preferred Stock [Member] | Mango [Member]
Dividend Payment to the Series B and Series C Preferred Stockholders [Abstract]
Payment of dividends on preferred shares			$ 411
Dividends paid per share (in dollars per share)			$ 0.3125
Subsequent Event [Member] | Mango [Member]
Dividend Payment to the Series B and Series C Preferred Stockholders [Abstract]
Payment of dividends on preferred shares	$ 411
Subsequent Event [Member] | Series B Preferred Shares [Member]
Dividend Payment to the Series B and Series C Preferred Stockholders [Abstract]
Payment of dividends on preferred shares	$ 15
Dividends paid per share (in dollars per share)	$ 0.25
Subsequent Event [Member] | Series C Preferred Stock [Member]
Dividend Payment to the Series B and Series C Preferred Stockholders [Abstract]
Payment of dividends on preferred shares	$ 458
Dividends paid per share (in dollars per share)	$ 0.3125